Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer software	7,033	7,094
License	780	780
Less: Accumulated amortization	(5,052)	(6,365)
Intangible assets, net	2,761	1,509

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2023	1,176
2024	333
Total	1,509